Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Schedule of Recognized Share-based Payment Expenses

The total expenses arising from share-based payment transactions recognized during the period as part of staff costs were as follows:

	Year ended December 31,
in USD ‘000	2019	2018	2017
Employee 2013 EIP	1,006	2,242	5,497
Employee 2017 EIP	10,878	6,910	3,359
Total share-based compensation	11,884	9,152	8,856

Schedule of Vesting of Shares

The Group has no present obligation to repurchase or settle the shares in cash.

	2019	2018	2017
Number of shares issued under the 2013 EIP	261,984	347,509	454,548
Expense arising from the 2013 EIP (in USD ’000)	1,006	2,242	5,497

Movements in Number of Stock-options Outstanding Under 2017 EIP

Movements in the number of stock-options outstanding under the 2017 EIP were as follows:

	2019		2018
	Average exercise price (USD)	Number of options	Average exercise price (USD)	Number of options
At January 1,	11.39	3,028,275	9.19	1,866,740
Granted	8.89	1,683,303	13.98	1,317,420
Forfeited/Expired	10.94	(58,773)	6.98	(60,000)
Exercised	7.32	(26,420)	7.01	(95,885)
At December 31,	10.51	4,626,385	11.39	3,028,275

Range of Exercise Prices and Expiry Dates Outstanding Stock-options

The weighted average share price at the date of exercise of options exercised during the years ended December 31, 2019 and 2018 was USD 11.64 and USD 13.04, respectively.

The outstanding stock-options have the following range of exercise prices and remaining contractual life:

	As at December 31,
Range of exercise prices	2019	2018
USD 15.00 to USD 17.99	361,500	361,500
USD 12.00 to USD 14.99	1,276,240	1,109,370
USD 9.00 to USD 11.99	1,458,595	1,185,905
USD 6.00 to USD 8.99	1,530,050	371,500
Total outstanding options	4,626,385	3,028,275
out of which are exercisable	1,312,557	447,538
Weighted-average remaining contractual life (in years)	8.8	9.2

Significant Inputs to Model to Determine Weighted Average Fair Value of Stock-options Granted

The weighted average fair value of the stock-options granted during the years ended December 31, 2019 and 2018, determined using a Black-Scholes model was USD 6.45 and USD 10.36, respectively. The significant inputs to the model were:

	2019	2018
Weighted average share price at grant date	USD 8.89	USD 13.98
Weighted average exercise price	USD 8.89	USD 13.98
Weighted average 10-year volatility	65%	65%
Dividend yield	0%	0%
Weighted average 10-year risk free rate	1.88%	3.06%